Inventories (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Inventory [Member]
Inventories (Details) [Line Items]
Cost of sales	RM 106,719,511	$ 26,279,122	RM 84,102,118